UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7363

(Registrant’s telephone number, including area code)

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Reports to Stockholders.

(a)

PIA BBB Bond Fund
PBBBX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA BBB Bond Fund	$20	0.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the Bloomberg U.S. Credit Baa Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2024, through November 30, 2025, regarding the PIA BBB Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA BBB Bond Fund returned 6.30% for the twelve-month period ended November 30, 2025, versus the Bloomberg U.S. Credit Baa Bond Index return of 6.24%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily Baa rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year and 10-year Treasuries decreased by 66, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 41 to 30 basis points, and the average life decreased from 7.4 to 7.2 years.
We believe that the PIA BBB Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
PIA BBB Bond Fund	PAGE 1	TSR-AR-007989577

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	6.30	0.21	3.48
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Credit Baa	6.24	0.53	3.72
Visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$185,198,677
Number of Holdings	278
Net Advisory Fee	$0
Portfolio Turnover	12%
Average Credit Quality	BBB
Effective Duration	6.78 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.65 years
30-Day SEC Yield	4.81%
30-Day SEC Yield Unsubsidized	4.80%
PIA BBB Bond Fund	PAGE 2	TSR-AR-007989577

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
AT&T, Inc.	2.2%
CVS Health Corp.	2.1%
Mexico Government International Bond	1.9%
Oracle Corp.	1.9%
Pacific Gas and Electric Co.	1.9%
T-Mobile USA, Inc.	1.8%
Verizon Communications, Inc.	1.8%
General Motors Financial Co., Inc.	1.7%
Amgen, Inc.	1.5%
Barclays PLC	1.4%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA BBB Bond Fund	PAGE 3	TSR-AR-007989577

PIA High Yield (MACS) Fund
PIAMX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA High Yield (MACS) Fund	$17	0.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2024 through November 30, 2025, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund underperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 2.03%, after fees and expenses, for the twelve months ended November 30, 2025, versus 7.55% for the Index.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the underperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was significantly underweight Ba(s), the best performing ratings cohort, while overweight B(s) and Caa(s), the lessor performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.38% 02/01/2030
↑	StoneMor, Inc. 8.50% 05/15/2029
↑	Veritiv Operating Co. 10.50% 11/30/2030
↑	Spanish Broadcasting System, Inc. 9.75% 03/01/2026
↑	ITT Holdings LLC 6.50% 8/1/2029I

Top Detractors
↓	ModivCare, Inc. 5.00% 10/1/2029
↓	Brightline East LLC 11.00% 1/31/2030
↓	Polar US Borrower T/L B-2 First Lien 10.19% 10/16/2028
↓	ASP Unifrax Holdings, Inc. 5.25% 12/23/2029
↓	GPD Cos., Inc. 12.50% 12/31/2029
PIA High Yield (MACS) Fund	PAGE 1	TSR-AR-00770X378

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/26/2017)
TF	2.03	5.42	5.46
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.82
Bloomberg U.S. High Yield Corporate Bond Index	7.55	4.78	5.14
Visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$184,645,053
Number of Holdings	109
Net Advisory Fee	$0
Portfolio Turnover	30%
Average Credit Quality	B
Effective Duration	2.35 years
Weighted Average Maturity	3.60 years
Weighted Average Life	3.63 years
30-Day SEC Yield	12.34%
30-Day SEC Yield Unsubsidized	12.34%
PIA High Yield (MACS) Fund	PAGE 2	TSR-AR-00770X378

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	8.2%
ION Platform Finance US, Inc. / ION Platform Finance SARL	2.3%
Ferrellgas LP / Ferrellgas Finance Corp.	1.9%
Veritiv Operating Co.	1.7%
TKC Holdings, Inc.	1.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.5%
Rocket Software, Inc.	1.5%
CHC Group LLC	1.5%
Compass Minerals International, Inc.	1.5%
Innophos Holdings, Inc.	1.5%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield (MACS) Fund	PAGE 3	TSR-AR-00770X378

PIA MBS Bond Fund
PMTGX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA MBS Bond Fund	$29	0.28%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark Bloomberg U.S. MBS Fixed Rate Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the fiscal year from December 1, 2024 through November 30, 2025, regarding the PIA MBS Bond Fund for which Pacific Income Advisers, Inc. (“PIA”) is the investment adviser.
The PIA MBS Bond Fund returned 5.95% for the twelve-month period ended November 30, 2025, while the Bloomberg U.S. MBS Fixed Rate Index returned 6.57%. The Fund’s underweight in production coupons (30-year 6% and 6.5%) was the main detractor for performance. Our underweight reflected concern regarding prepayment risk for these coupons, but rates remained elevated, and the higher production coupons greatly outperformed lower coupons. Security specific risk was also a detractor for the period, given the performance of one of the Fund’s ABS holdings (~1.3% of the Fund). The security’s anticipated repayment date was extended, and the security had a subsequent price decline. However, we believe it is prudent to hold the security. The Fund’s longer duration position was a positive as was the Fund’s underweight to Ginnie Mae mortgages, as Ginnie Mae 30-year MBS underperformed conventional 30-year MBS.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily securitized bonds is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
Bond Market in Review - The yields on 2-year, 5-year and 10-year Treasuries decreased by 66, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points. The average option-adjusted spread on fixed rate agency MBS decreased from 41 to 30 basis points, and the average life decreased from 7.4 to 7.2 years.
We believe that the  PIA MBS Bond Fund provides our clients with a means of efficiently investing in a broadly diversified portfolio of agency mortgage-backed securities.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.

Top Contributors
↑	FNMA 5.5% 30yr pools
↑	FNMA 5.0% 30yr pools
↑	FNMA 4.5% 30yr pools
PIA MBS Bond Fund	PAGE 1	TSR-AR-007989494

Top Detractors
↓	ABS & CMBS
↓	Treasury Bills
↓	GNMAII 2.0% 30yr pools
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	5.95	0.07	1.42
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57
Visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$107,518,149
Number of Holdings	86
Net Advisory Fee	$0
Portfolio Turnover	12%
Average Credit Quality	AA
Effective Duration	5.40 years
Weighted Average Maturity	22.80 years
Weighted Average Life	6.97 years
30-Day SEC Yield	3.81%
30-Day SEC Yield Unsubsidized	3.79%
PIA MBS Bond Fund	PAGE 2	TSR-AR-007989494

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	36.5%
FNMA	32.3%
GNMA	16.7%
United States Treasury Bill	10.2%
Invitation Homes Trust	1.4%
CF Hippolyta Issuer LLC	1.1%
Fidelity Government Portfolio	1.0%
SAFCO Auto Receivables Trust	0.5%
BX Trust	0.3%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA MBS Bond Fund	PAGE 3	TSR-AR-007989494

PIA High Yield Fund
PHYSX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	0.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and underperformed its secondary benchmark, the Bloomberg U.S. High Yield Corporate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this report for the period from December 1, 2024 through November 30, 2025, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
The Fund underperformed its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning 1.27%, after fees and expenses, for the twelve months ended November 30, 2025, versus 7.55% for the Index.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s weighting in primarily high yield rated credit securities is the primary factor attributable to the difference in returns between the Fund and the  Bloomberg U.S. Aggregate Index during the reporting period.
The primary factors contributing to the underperformance of the Fund were the distribution of returns by credit rating and individual credit selection. With regards to ratings, during the period, the Fund was underweight Ba(s), the best performing ratings cohort, while overweight B(s) and Caa(s), the lesser performing ratings cohorts.
The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Top Contributors
↑	StoneMor, Inc. 8.50% 5/15/2029
↑	VistaJet Malta Finance PLC / Vista Management Holding, Inc. 6.375% 2/1/2030
↑	Spanish Broadcasting System, Inc. 9.75% 3/1/2026
↑	ITT Holdings LLC 6.50% 8/1/2029
↑	Husky Injection Molding System 9.00% 2/15/2029

Top Detractors
↓	ModivCare, Inc. 5.00% 10/1/2029
↓	Brightline East LLC 11.00% 1/31/2030
↓	Xerox Holdings Corp. 5.50% 8/15/2028
↓	GPD Cos., Inc. 12.50% 12/31/2029
↓	Oscar Acquisition Co. LLC 9.50% 4/15/2030
PIA High Yield Fund	PAGE 1	TSR-AR-007989163

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional	1.27	4.90	5.83
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. High Yield Corporate Bond Index	7.55	4.78	6.20
Visit https://www.pacificincome.com/mutualfund/high-yield-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$95,074,992
Number of Holdings	110
Net Advisory Fee	$222,462
Portfolio Turnover	34%
Average Credit Quality	B
Effective Duration	2.44 years
Weighted Average Maturity	3.80 years
Weighted Average Life	3.76 years
30-Day SEC Yield	11.87%
30-Day SEC Yield Unsubsidized	11.53%
PIA High Yield Fund	PAGE 2	TSR-AR-007989163

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	6.5%
ION Platform Finance US, Inc. / ION Platform Finance SARL	2.4%
Ferrellgas LP / Ferrellgas Finance Corp.	2.0%
Univision Communications, Inc.	1.5%
Compass Minerals International, Inc.	1.5%
Magnera Corp.	1.5%
CHC Group LLC	1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.	1.4%
TKC Holdings, Inc.	1.4%
Innophos Holdings, Inc.	1.3%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/high-yield-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield Fund	PAGE 3	TSR-AR-007989163

PIA Short-Term Securities Fund
PIASX
Annual Shareholder Report | November 30, 2025
This annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2024, to November 30, 2025. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIA Short-Term Securities Fund	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index and outperformed its secondary benchmark, the ICE BofA 1-Year US Treasury Note Index.
WHAT FACTORS INFLUENCED PERFORMANCE
We are pleased to provide you with this annual report for the twelve-month period from December 1, 2024 through November 30, 2025, regarding the  PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.
For the twelve months ended November 30, 2025, the Fund generated a total return, including the reinvestment of dividends and capital gains, of 4.89%, versus a total return of 4.23% for the Fund’s secondary benchmark, the ICE BofA 1-Year U.S. Treasury Note Index.
The Fund’s outperformance versus the secondary benchmark during the reporting period can be primarily attributed to an overweight in investment grade corporate debt securities, with financial, utility and industrial credits all outperforming equivalent duration  U.S. Treasuries based on excess returns. The Fund also benefited from its weighting in asset-backed securities and commercial mortgage-backed securities.
The Bloomberg U.S. Aggregate Index returned 5.70% during the reporting period. The Fund’s substantially shorter duration is the primary factor attributable to the difference in returns between the Fund and the Bloomberg U.S. Aggregate Index during the reporting period.
The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.
Bond Market in Review - The yields on 1-year, 2-year, 3-year, 5-year and 10-year Treasuries decreased by 69, 66, 61, 45 and 16 basis points, respectively, while the yields on 30-year Treasuries increased by 30 basis points during the reporting period. The average credit spread on investment grade corporate bonds increased from 78 to 80 basis points and the average option-adjusted spread on fixed rate agency mortgage-backed securities decreased from 41 to 30 basis points.
Please take a moment to review the Fund’s statements of assets and liabilities and the results of operations for the twelve-month period ended November 30, 2025. We look forward to reporting to you again with the semi-annual report dated May 31, 2026.

Top Contributors
↑	Financial credits
↑	Industrial credits
↑	Utility credits
↑	Longer duration
PIA Short-Term Securities Fund	PAGE 1	TSR-AR-007989551

Top Detractors
↓	Adjustable-rate agency MBS
↓	Adjustable-rate CMBS
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
TF	4.89	2.87	2.27
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
ICE BofA 1-Year US Treasury Note Total Return Index	4.23	2.40	1.99
Visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$184,137,271
Number of Holdings	122
Net Advisory Fee	$288,067
Portfolio Turnover	43%
Average Credit Quality	Aa
Effective Duration	1.20 years
Weighted Average Maturity	2.70 years
Weighted Average Life	1.40 years
30-Day SEC Yield	3.95%
30-Day SEC Yield Unsubsidized	3.96%
PIA Short-Term Securities Fund	PAGE 2	TSR-AR-007989551

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)*
Sector Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	18.5%
United States Treasury Bill	8.8%
BX Trust	6.4%
AEGON Funding Co. LLC	1.7%
Quanta Services, Inc.	1.6%
CONE Trust 2024-DFW1	1.6%
PVOne LLC	1.3%
Amur Equipment Finance Receivables LLC	1.3%
Ares Capital Corp.	1.1%
Camden Property Trust	1.1%
Credit Rating Breakdown (%)1
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA Short-Term Securities Fund	PAGE 3	TSR-AR-007989551

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2025	FYE 11/30/2024
(a) Audit Fees	$97,500	$97,500
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$18,000	18,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2025	FYE 11/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2025	FYE 11/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PIA FUNDS
PIA BBB Bond Fund
PIA High Yield (MACS) Fund
PIA MBS Bond Fund
Core Financial Statements
November 30, 2025

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025

	Par	Value
CORPORATE BONDS - 92.7%
Aerospace/Defense - 2.9%
Boeing Co.
5.15%, 05/01/2030	$950,000	$979,457
5.71%, 05/01/2040	1,400,000	1,439,414
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	552,006
Northrop Grumman Corp., 4.95%, 03/15/2053	500,000	460,035
RTX Corp.
3.50%, 03/15/2027	1,000,000	994,541
4.35%, 04/15/2047	1,000,000	864,917
		5,290,370
Agriculture - 1.9%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	150,553
3.40%, 05/06/2030	800,000	771,744
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	960,061
4.54%, 08/15/2047	400,000	337,758
5.65%, 03/16/2052	800,000	770,135
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	597,859
		3,588,110
Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	505,706
United Airlines 2020-1 Class B Pass Through Trust, Series B, 4.88%, 01/15/2026	114,563	114,580
		620,286
Auto Manufacturers - 3.3%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	490,932
6.80%, 11/07/2028	500,000	523,588
7.12%, 11/07/2033	1,000,000	1,078,172
6.13%, 03/08/2034	500,000	508,870
General Motors Co., 5.20%, 04/01/2045	400,000	363,934
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,251,573
2.35%, 01/08/2031	1,500,000	1,347,097
5.63%, 04/04/2032	500,000	521,820
		6,085,986
Banks - 6.7%
Barclays PLC
4.84%, 05/09/2028	1,000,000	1,006,487
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,057,191
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	548,561
Citigroup, Inc.
4.45%, 09/29/2027	700,000	703,586
5.30%, 05/06/2044	540,000	527,830

The accompanying notes are an integral part of these financial statements.

1

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	$500,000	$521,072
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	521,323
Deutsche Bank AG/New York NY, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	1,028,518
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	498,947
8.25%, 03/01/2038	225,000	278,893
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,070,493
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,259,106
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	800,476
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	532,172
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	792,598
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,075,215
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	230,440
		12,452,908
Beverages - 1.1%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	659,586
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	949,279
4.50%, 04/15/2052	500,000	410,902
		2,019,767
Biotechnology - 2.1%
Amgen, Inc.
5.25%, 03/02/2033	1,000,000	1,042,561
2.80%, 08/15/2041	500,000	371,279
4.66%, 06/15/2051	1,006,000	882,532
5.65%, 03/02/2053	500,000	502,735
Biogen, Inc., 2.25%, 05/01/2030	700,000	644,449
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	439,841
		3,883,397
Building Materials - 0.7%
Amrize Finance US LLC, 5.40%, 04/07/2035(a)	500,000	519,333
Carrier Global Corp., 2.70%, 02/15/2031	240,000	222,562
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	619,269
		1,361,164
Chemicals - 1.3%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	188,137
6.90%, 05/15/2053	500,000	525,150
DuPont de Nemours, Inc., 4.73%, 11/15/2028(a)	432,000	437,768
Nutrien Ltd., 2.95%, 05/13/2030	700,000	663,045
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	529,492
		2,343,592

The accompanying notes are an integral part of these financial statements.

2

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - 1.0%
Equifax, Inc., 3.10%, 05/15/2030	$500,000	$473,698
Global Payments, Inc.
1.20%, 03/01/2026	500,000	496,096
4.88%, 11/15/2030	500,000	501,433
Moody’s Corp.
2.00%, 08/19/2031	250,000	222,086
3.10%, 11/29/2061	250,000	158,578
		1,851,891
Computers - 1.3%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	124,000	124,754
6.20%, 07/15/2030	500,000	535,791
3.45%, 12/15/2051	181,000	126,111
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	1,000,000	1,013,099
HP, Inc., 5.50%, 01/15/2033	500,000	518,646
		2,318,401
Diversified Financial Services - 4.5%
Acadian Asset Management, Inc., 4.80%, 07/27/2026	1,000,000	998,760
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,389,883
Air Lease Corp.
2.88%, 01/15/2026	450,000	449,162
5.30%, 02/01/2028	1,000,000	1,017,987
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	469,936
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,392,581
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	529,992
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	528,584
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	951,314
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	500,000	505,345
		8,233,544
Electric - 7.7%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	520,178
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	540,397
Black Hills Corp., 6.00%, 01/15/2035	500,000	536,577
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	251,310
Dominion Energy, Inc.
2.25%, 08/15/2031	500,000	446,600
4.90%, 08/01/2041	470,000	439,580
Duke Energy Corp.
2.45%, 06/01/2030	950,000	881,481
3.30%, 06/15/2041	1,000,000	781,084
El Paso Electric Co., 6.00%, 05/15/2035	850,000	894,441
Eversource Energy, 2.55%, 03/15/2031	500,000	452,082
Exelon Corp., 5.45%, 03/15/2034	600,000	628,560
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	635,559

The accompanying notes are an integral part of these financial statements.

3

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
Interstate Power and Light Co., 5.60%, 06/29/2035	$500,000	$524,424
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	505,175
2.25%, 06/01/2030	400,000	368,058
5.25%, 03/15/2034	600,000	618,870
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,446,178
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	585,060
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	268,707
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	508,459
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	446,203
		14,278,983
Electronics - 0.4%
Fortive Corp., 3.15%, 06/15/2026	750,000	745,749
Entertainment - 0.4%
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	581,000	531,615
5.14%, 03/15/2052	210,000	157,605
		689,220
Food - 2.9%
Conagra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,388,617
General Mills, Inc., 2.25%, 10/14/2031	700,000	623,298
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	516,459
4.88%, 10/01/2049	600,000	527,454
Kroger Co., 5.50%, 09/15/2054	500,000	487,937
Mondelez International, Inc., 1.50%, 02/04/2031	500,000	435,443
Sysco Corp.
5.95%, 04/01/2030	464,000	492,298
3.15%, 12/14/2051	400,000	270,961
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	601,813
		5,344,280
Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	731,183
Gas - 0.4%
NiSource, Inc.
5.35%, 04/01/2034	250,000	259,225
5.25%, 02/15/2043	400,000	388,363
		647,588
Hand/Machine Tools - 0.2%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	304,126

The accompanying notes are an integral part of these financial statements.

4

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare-Products - 1.0%
Agilent Technologies, Inc., 2.30%, 03/12/2031	$215,000	$194,867
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	529,749
Solventum Corp., 5.60%, 03/23/2034	500,000	522,713
Stryker Corp., 1.95%, 06/15/2030	700,000	637,176
		1,884,505
Healthcare-Services - 3.4%
Cigna Group
4.50%, 02/25/2026	327,000	327,008
5.25%, 01/15/2036	500,000	512,892
3.40%, 03/15/2050	600,000	427,220
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	529,324
4.65%, 08/15/2044	600,000	534,237
5.13%, 02/15/2053	1,000,000	917,117
HCA, Inc.
4.13%, 06/15/2029	1,000,000	998,018
5.60%, 04/01/2034	1,000,000	1,049,578
4.38%, 03/15/2042	600,000	521,871
Humana, Inc., 4.88%, 04/01/2030	500,000	507,308
		6,324,573
Household Products/Wares - 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	494,242
Insurance - 4.0%
American International Group, Inc., 5.45%, 05/07/2035	500,000	524,620
Aon Corp., 2.80%, 05/15/2030	600,000	565,596
CNA Financial Corp., 5.13%, 02/15/2034	500,000	505,437
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	475,580
6.05%, 09/15/2033	500,000	532,626
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,787,623
Lincoln National Corp.
3.80%, 03/01/2028	120,000	119,255
5.85%, 03/15/2034	500,000	527,167
MetLife, Inc., 6.40%, 12/15/2036	855,000	898,966
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,048,764
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	497,082
		7,482,716
Internet - 0.5%
eBay, Inc., 2.60%, 05/10/2031	500,000	458,123
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	516,660
		974,783

The accompanying notes are an integral part of these financial statements.

5

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Investment Companies - 1.6%
Ares Capital Corp., 5.80%, 03/08/2032	$1,000,000	$1,011,687
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	511,505
Blackstone Secured Lending Fund, 3.63%, 01/15/2026	1,000,000	998,561
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	510,411
		3,032,164
Iron/Steel - 0.6%
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	513,859
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	537,952
		1,051,811
Lodging - 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	524,959
Marriott International, Inc., 4.90%, 04/15/2029	500,000	511,919
Sands China Ltd., 2.30%, 03/08/2027(b)	1,000,000	975,184
		2,012,062
Machinery-Diversified - 1.1%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	512,426
IDEX Corp., 3.00%, 05/01/2030	1,000,000	948,967
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	530,949
		1,992,342
Media - 2.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	898,736
2.30%, 02/01/2032	1,000,000	859,676
3.90%, 06/01/2052	1,000,000	657,053
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	928,750
Paramount Global, 4.38%, 03/15/2043	610,000	459,400
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	938,847
		4,742,462
Mining - 0.5%
Southern Copper Corp., 6.75%, 04/16/2040	750,000	853,978
Miscellaneous Manufacturing - 0.3%
Textron, Inc., 6.10%, 11/15/2033	500,000	544,297
Oil & Gas - 2.6%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	621,790
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	1,004,689
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	467,608
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	1,019,238
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	363,013
Valero Energy Corp.
2.80%, 12/01/2031	750,000	688,033
6.63%, 06/15/2037	655,000	731,711
		4,896,082

The accompanying notes are an integral part of these financial statements.

6

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Oil & Gas Services - 0.5%
Halliburton Co., 2.92%, 03/01/2030	$1,000,000	$949,305
Packaging & Containers - 0.5%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030	500,000	513,354
WRKCo, Inc., 3.90%, 06/01/2028	500,000	497,070
		1,010,424
Pharmaceuticals - 3.2%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	249,335
Becton Dickinson & Co., 4.69%, 12/15/2044	550,000	493,423
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	123,880
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,100,293
5.13%, 07/20/2045	500,000	458,320
5.05%, 03/25/2048	1,000,000	897,821
6.05%, 06/01/2054	500,000	507,207
Viatris, Inc., 2.70%, 06/22/2030	600,000	546,827
Zoetis, Inc., 2.00%, 05/15/2030	600,000	550,234
		5,927,340
Pipelines - 7.2%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	463,951
Enbridge, Inc.
4.50%, 02/15/2031	500,000	501,655
3.40%, 08/01/2051	250,000	173,381
5.95%, 04/05/2054	500,000	515,765
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,238,812
5.00%, 05/15/2050	1,000,000	851,165
5.95%, 05/15/2054	500,000	482,649
Enterprise Products Operating LLC, 3.30%, 02/15/2053	500,000	343,672
Kinder Morgan Energy Partners LP, 5.80%, 03/15/2035	1,270,000	1,344,802
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	535,684
5.55%, 06/01/2045	700,000	684,507
MPLX LP
4.25%, 12/01/2027	515,000	516,386
4.95%, 03/14/2052	600,000	512,181
ONEOK, Inc.
6.10%, 11/15/2032	500,000	537,409
5.70%, 11/01/2054	500,000	471,924
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	529,718
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054	1,000,000	974,133
Targa Resources Corp.
5.20%, 07/01/2027	500,000	508,128
4.90%, 09/15/2030	500,000	510,370

The accompanying notes are an integral part of these financial statements.

7

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - (Continued)
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	$1,100,000	$1,089,872
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	465,410
		13,251,574
REITs - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	534,919
American Tower Corp., 1.88%, 10/15/2030	1,000,000	891,842
Boston Properties LP, 3.25%, 01/30/2031	675,000	632,988
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	455,159
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	495,555
2.25%, 01/15/2031	600,000	537,223
Equinix, Inc.
1.55%, 03/15/2028	500,000	472,705
3.90%, 04/15/2032	100,000	96,457
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	532,138
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	226,041
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	329,860
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	893,159
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	978,536
Store Capital LLC
4.50%, 03/15/2028	810,000	811,365
5.40%, 04/30/2030(a)	1,000,000	1,021,859
Ventas Realty LP, 5.63%, 07/01/2034	600,000	629,736
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	258,416
		9,797,958
Retail - 2.3%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	506,324
Genuine Parts Co., 1.88%, 11/01/2030	500,000	438,164
Lowe’s Cos., Inc.
1.70%, 10/15/2030	500,000	444,261
5.63%, 04/15/2053	1,000,000	990,135
McDonald’s Corp., 4.88%, 12/09/2045	550,000	511,766
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	925,780
Tractor Supply Co., 1.75%, 11/01/2030	500,000	443,683
		4,260,113
Semiconductors - 2.0%
Broadcom, Inc., 3.19%, 11/15/2036(a)	55,000	47,522
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,539,543
5.60%, 02/21/2054	1,000,000	954,161
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	224,236

The accompanying notes are an integral part of these financial statements.

8

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Semiconductors - (Continued)
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	$500,000	$502,094
2.50%, 05/11/2031	500,000	452,875
		3,720,431
Software - 3.1%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	615,206
Fiserv, Inc.
5.63%, 08/21/2033	500,000	517,125
5.25%, 08/11/2035	500,000	501,850
Oracle Corp.
5.50%, 08/03/2035	670,000	671,648
3.65%, 03/25/2041	1,400,000	1,065,879
3.95%, 03/25/2051	1,350,000	940,252
5.55%, 02/06/2053	1,000,000	876,403
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	621,124
		5,809,487
Sovereign - 0.4%
Panama Government International Bond, 6.70%, 01/26/2036	750,000	798,263
Telecommunications - 7.5%
AT&T, Inc.
2.30%, 06/01/2027	400,000	389,921
2.55%, 12/01/2033	875,000	751,007
3.50%, 09/15/2053	2,368,000	1,630,750
3.55%, 09/15/2055	1,196,000	820,384
3.80%, 12/01/2057	727,000	516,954
British Telecommunications PLC, 9.63%, 12/15/2030(b)	855,000	1,051,830
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(b)	345,000	405,435
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	517,515
Orange SA, 5.38%, 01/13/2042	575,000	570,968
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	535,616
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,576,423
2.25%, 11/15/2031	600,000	533,386
3.40%, 10/15/2052	1,100,000	757,125
5.65%, 01/15/2053	500,000	496,399
Verizon Communications, Inc.
2.55%, 03/21/2031	336,000	307,498
5.40%, 07/02/2037(a)	523,000	535,274
4.86%, 08/21/2046	1,500,000	1,357,939
3.55%, 03/22/2051	1,000,000	726,662
2.99%, 10/30/2056	600,000	366,937
		13,848,023

The accompanying notes are an integral part of these financial statements.

9

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Transportation - 1.1%
FedEx Corp., 3.25%, 05/15/2041	$1,000,000	$753,594
Kirby Corp., 4.20%, 03/01/2028	450,000	450,383
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	227,037
2.90%, 08/25/2051	1,000,000	647,121
		2,078,135
Trucking & Leasing - 0.2%
GATX Corp., 1.90%, 06/01/2031	500,000	440,411
Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	617,231
TOTAL CORPORATE BONDS (Cost $183,040,518)		171,585,257
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.6%
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	491,492
4.70%, 02/10/2034	500,000	500,805
5.15%, 09/10/2054	500,000	490,014
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,306,370
6.88%, 05/13/2037	200,000	215,180
4.75%, 03/08/2044	2,490,000	2,064,957
Panama Government International Bond, 2.25%, 09/29/2032	1,700,000	1,391,620
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	349,400
6.55%, 03/14/2037	1,050,000	1,174,845
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,650,774
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	811,960
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $11,764,486)		10,447,417
U.S. TREASURY SECURITIES - 0.5%
United States Treasury Note/Bond, 4.75%, 08/15/2055	900,000	911,531
TOTAL U.S. TREASURY SECURITIES (Cost $913,515)		911,531

The accompanying notes are an integral part of these financial statements.

10

PIA BBB Bond Fund
Schedule of Investments
November 30, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Fidelity Government Portfolio - Institutional Class, 3.84%(c)	371,955	$371,955
TOTAL MONEY MARKET FUNDS (Cost $371,955)		371,955
TOTAL INVESTMENTS - 99.0% (Cost $196,090,474)		$183,316,160
Other Assets in Excess of Liabilities - 1.0%		1,882,517
TOTAL NET ASSETS - 100.0%		$185,198,677

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $2,561,756 or 1.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of November 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

11

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

	Par	Value
CORPORATE BONDS - 90.3%
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(a)	$1,800,000	$1,898,114
7.13%, 02/15/2031(a)	225,000	234,365
		2,132,479
Aerospace/Defense - 0.6%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032(a)	1,000,000	1,019,160
Airlines - 1.5%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	2,945,000	2,838,252
Building Materials - 4.1%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	1,850,000	1,873,138
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	750,000	766,633
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	1,775,000	1,680,614
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030(a)	2,625,000	1,318,299
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	1,650,000	1,655,110
8.88%, 11/15/2031(a)	350,000	371,777
		7,665,571
Chemicals - 9.4%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	2,597,000	285,670
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,975,000	2,048,529
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	1,725,000	1,199,306
12.00%, 02/15/2031(a)	1,586,000	1,080,463
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029(a)	3,187,790	1,747,666
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	2,084,000	1,815,040
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	2,985,500	2,694,119
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	2,100,000	2,106,376
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	2,010,000	2,076,603
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	2,250,000	2,216,458
		17,270,230
Coal - 1.0%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,065,000	1,891,119
Commercial Services - 13.8%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	2,410,000	2,138,757
AMN Healthcare, Inc., 6.50%, 01/15/2031(a)	1,875,000	1,881,820
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,350,000	2,350,861
Cimpress PLC, 7.38%, 09/15/2032(a)	2,100,000	2,144,797
CPI CG, Inc., 10.00%, 07/15/2029(a)	930,000	978,179
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	1,455,000	1,433,660
Deluxe Corp., 8.13%, 09/15/2029(a)	2,050,000	2,161,944
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	2,350,000	2,322,665

The accompanying notes are an integral part of these financial statements.

12

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	$1,990,000	$1,960,001
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	2,125,000	2,186,285
StoneMor, Inc., 8.50%, 05/15/2029(a)	2,130,000	2,082,048
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	650,000	671,310
Veritiv Operating Co., 10.50%, 11/30/2030(a)	2,875,000	3,093,451
		25,405,778
Computers - 1.0%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	2,175,000	1,904,712
Diversified Financial Services - 1.4%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	700,000	698,460
6.88%, 04/15/2030(a)	1,255,000	1,235,363
9.25%, 07/01/2031(a)	300,000	312,112
7.50%, 07/15/2033(a)	300,000	293,667
		2,539,602
Engineering & Construction - 4.6%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	2,285,000	2,243,657
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	2,100,000	2,129,425
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	2,250,000	2,193,116
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	1,885,000	1,899,458
		8,465,656
Entertainment - 2.1%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	2,075,000	1,833,719
Voyager Parent LLC, 9.25%, 07/01/2032(a)	1,950,000	2,067,643
		3,901,362
Food - 2.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	2,040,000	2,133,795
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 03/01/2029(a)	2,250,000	2,166,098
		4,299,893
Food Service - 1.6%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	835,000	844,638
10.50%, 05/15/2029(a)	2,065,000	2,120,309
		2,964,947
Forest Products & Paper - 2.4%
Magnera Corp.
4.75%, 11/15/2029(a)	2,165,000	1,960,185
7.25%, 11/15/2031(a)	500,000	477,660

The accompanying notes are an integral part of these financial statements.

13

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - (Continued)
Mercer International, Inc.
12.88%, 10/01/2028(a)	$1,237,000	$893,418
5.13%, 02/01/2029	1,725,000	1,025,091
		4,356,354
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(a)	1,950,000	1,998,953
Internet - 2.3%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028(a)	1,625,000	1,494,475
5.75%, 05/15/2028(a)	1,780,000	1,673,328
8.75%, 05/01/2029(a)	370,000	366,747
9.50%, 05/30/2029(a)	750,000	762,945
		4,297,495
Machinery-Diversified - 3.0%
GrafTech Finance, Inc., 4.63%, 12/23/2029(a)	2,370,000	1,756,763
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(a)	800,000	703,205
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,900,000	2,002,125
OT Merger Corp., 7.88%, 10/15/2029(a)	3,231,000	1,158,023
		5,620,116
Media - 3.9%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028(a)	293,000	291,535
9.20%, 08/01/2028(a)	2,403,000	931,162
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	3,100,000	2,053,750
Univision Communications, Inc.
4.50%, 05/01/2029(a)	1,375,000	1,312,266
7.38%, 06/30/2030(a)	400,000	406,138
8.50%, 07/31/2031(a)	250,000	258,811
9.38%, 08/01/2032(a)	525,000	557,772
Urban One, Inc., 7.38%, 02/01/2028(a)	2,712,000	1,431,055
		7,242,489
Metal Fabricate/Hardware - 2.6%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(a)	2,210,000	2,255,205
TMS International Corp., 6.25%, 04/15/2029(a)	2,600,000	2,514,163
		4,769,368
Mining - 2.4%
Compass Minerals International, Inc.
6.75%, 12/01/2027(a)	691,000	691,423
8.00%, 07/01/2030(a)	2,000,000	2,084,010
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,700,000	1,751,817
		4,527,250

The accompanying notes are an integral part of these financial statements.

14

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	$745,000	$779,392
Calderys Financing LLC, 11.25%, 06/01/2028(a)	1,950,000	2,075,270
		2,854,662
Office-Business Equipment - 1.3%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	2,400,000	2,410,133
Oil & Gas Services - 3.6%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	2,000,000	2,022,120
CHC Group LLC, 11.75%, 09/01/2030(a)	2,915,000	2,797,165
Enerflex Ltd., 9.00%, 10/15/2027(a)	1,697,000	1,739,406
		6,558,691
Packaging & Containers - 3.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(a)	1,300,000	1,323,417
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	2,075,000	2,162,492
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,700,000	1,585,531
LABL, Inc.
5.88%, 11/01/2028(a)	1,350,000	921,269
9.50%, 11/01/2028(a)	950,000	663,792
8.63%, 10/01/2031(a)	375,000	229,358
		6,885,859
Pharmaceuticals - 1.2%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	2,305,000	2,186,016
Pipelines - 6.7%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	1,175,000	1,190,459
8.25%, 01/15/2032(a)	390,000	409,218
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,699,000	2,618,185
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	2,070,000	2,139,904
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	1,000,000	1,029,487
8.38%, 02/15/2032(a)	1,080,000	1,120,539
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	2,200,000	2,271,900
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	1,555,000	1,591,291
		12,370,983
Retail - 3.6%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)	2,325,000	2,222,742
9.25%, 01/15/2031(a)	1,200,000	1,212,908
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	2,050,000	2,119,489
White Cap Supply Holdings LLC, 7.38%, 11/15/2030(a)	1,000,000	1,020,663
		6,575,802

The accompanying notes are an integral part of these financial statements.

15

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - 1.5%
Rocket Software, Inc.
9.00%, 11/28/2028(a)	$1,090,000	$1,124,179
6.50%, 02/15/2029(a)	1,735,000	1,691,081
		2,815,260
Transportation - 4.9%
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	1,300,000	1,361,568
Brightline East LLC, 11.00%, 01/31/2030(a)	2,320,000	814,383
Rand Parent LLC, 8.50%, 02/15/2030(a)	2,180,000	2,251,757
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	2,100,000	2,008,072
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	2,425,000	2,541,858
		8,977,638
TOTAL CORPORATE BONDS (Cost $176,861,768)		166,745,830

	Shares
COMMON STOCKS - 0.0%(b)
Building Materials - 0.0%(b)
Northwest Hardwoods(c)(d)	2,996	37,450
TOTAL COMMON STOCKS (Cost $137,017)		37,450
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.2%
Fidelity Government Portfolio - Institutional Class, 3.84%(e)	15,132,715	15,132,715
TOTAL MONEY MARKET FUNDS (Cost $15,132,715)		15,132,715
TOTAL INVESTMENTS - 98.5% (Cost $192,131,500)		$181,915,995
Other Assets in Excess of Liabilities - 1.5%		2,729,058
TOTAL NET ASSETS - 100.0%		$184,645,053

Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $164,530,280 or 89.1% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of November 30, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

16

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2025

	Par	Value
MORTGAGE-BACKED SECURITIES - 85.7%
Commercial Mortgage-Backed Securities - 0.3%
BX Trust, Series 2021-RISE, Class B, 5.32% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	$371,945	$371,502
U.S. Government Securities - 85.4%(b)
FHLMC
Pool G04832, 5.00%, 10/01/2038	43,418	44,806
Pool G08741, 3.00%, 01/01/2047	249,802	227,698
Pool QD0505, 2.50%, 11/01/2051	1,378,007	1,173,906
Pool QD2700, 2.50%, 12/01/2051	1,219,379	1,044,047
Pool QD3120, 3.00%, 12/01/2051	1,360,679	1,212,016
Pool QD7063, 2.50%, 02/01/2052	675,115	578,461
Pool QD7338, 2.00%, 02/01/2052	1,194,350	978,633
Pool QF6264, 2.50%, 01/01/2053	285,780	243,916
Pool RA5559, 2.50%, 07/01/2051	1,739,277	1,481,693
Pool RA6012, 3.00%, 10/01/2051	1,359,147	1,208,567
Pool RA6528, 2.50%, 02/01/2052	1,704,430	1,460,056
Pool SD1285, 3.50%, 06/01/2052	1,381,597	1,279,171
Pool SD1287, 3.50%, 06/01/2052	1,362,514	1,261,503
Pool SD3275, 5.50%, 07/01/2053	1,516,043	1,540,758
Pool SD6764, 5.00%, 11/01/2054	1,934,506	1,938,778
Pool SD7191, 5.00%, 12/01/2054	1,917,286	1,915,198
Pool SD8172, 2.00%, 10/01/2051	1,702,261	1,395,606
Pool SD8193, 2.00%, 02/01/2052	1,598,232	1,309,555
Pool SD8194, 2.50%, 02/01/2052	1,161,613	992,867
Pool SD8199, 2.00%, 03/01/2052	1,213,680	994,081
Pool SD8204, 2.00%, 04/01/2052	1,638,386	1,341,432
Pool SD8214, 3.50%, 05/01/2052	1,567,035	1,452,784
Pool SD8275, 4.50%, 12/01/2052	1,218,815	1,199,130
Pool SD8284, 3.00%, 01/01/2053	2,262,925	2,013,253
Pool SD8312, 2.50%, 01/01/2053	1,004,208	858,773
Pool SD8336, 3.50%, 04/01/2053	1,757,535	1,628,746
Pool SD8341, 5.00%, 07/01/2053	1,731,896	1,736,345
Pool SD8383, 5.50%, 12/01/2053	1,658,885	1,685,123
Pool SD8406, 4.00%, 01/01/2054	1,898,152	1,810,222
Pool SD8428, 4.00%, 05/01/2054	1,384,183	1,319,487
Pool SD8513, 4.50%, 03/01/2055	1,912,167	1,873,380
FNMA
Pool AU3363, 3.00%, 08/01/2043	341,082	316,867
Pool AZ0504, 3.00%, 06/01/2045	448,211	412,446
Pool BM4135, 4.50%, 05/01/2048	317,081	316,104
Pool BU7884, 2.50%, 01/01/2052	1,375,954	1,177,831
Pool BV2451, 3.00%, 06/01/2052	1,794,718	1,597,469
Pool BV5577, 2.50%, 05/01/2052	1,750,326	1,498,658
Pool BW1298, 5.50%, 11/01/2052	1,470,956	1,497,374
Pool BW9886, 4.50%, 10/01/2052	1,638,491	1,610,561
Pool CB0381, 2.00%, 05/01/2051	1,786,414	1,455,503

The accompanying notes are an integral part of these financial statements.

17

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES (Continued)
U.S. Government Securities - (Continued)
Pool FM7827, 3.00%, 12/01/2050	$939,380	$845,503
Pool FM8407, 3.00%, 08/01/2051	1,051,196	940,788
Pool FM9646, 2.00%, 11/01/2051	1,118,233	911,074
Pool FS5387, 2.50%, 05/01/2052	1,810,666	1,542,468
Pool MA2670, 3.00%, 07/01/2046	297,343	270,990
Pool MA3415, 4.00%, 07/01/2048	112,196	108,977
Pool MA4547, 2.00%, 02/01/2052	1,619,653	1,326,604
Pool MA4548, 2.50%, 02/01/2052	1,543,397	1,322,749
Pool MA4563, 2.50%, 03/01/2052	1,492,673	1,278,039
Pool MA4577, 2.00%, 04/01/2052	1,420,770	1,162,133
Pool MA4578, 2.50%, 04/01/2052	1,593,421	1,363,965
Pool MA4579, 3.00%, 04/01/2052	1,563,916	1,394,492
Pool MA4654, 3.50%, 07/01/2052	1,340,451	1,242,720
Pool MA4732, 4.00%, 09/01/2052	1,231,720	1,181,026
Pool MA4783, 4.00%, 10/01/2052	1,221,346	1,171,440
Pool MA4867, 4.50%, 01/01/2053	1,715,752	1,687,865
Pool MA4940, 5.00%, 03/01/2053	1,628,165	1,632,870
Pool MA5037, 4.50%, 06/01/2053	1,704,650	1,673,520
Pool MA5441, 4.00%, 08/01/2054	1,927,615	1,837,519
Pool MA5645, 5.00%, 03/01/2055	1,916,787	1,914,695
GNMA
Pool 726311, 5.00%, 09/15/2039	102,667	104,841
Pool AW1730, 3.00%, 05/15/2047	733,479	664,318
Pool AZ5554, 3.00%, 08/15/2047	310,084	280,846
Pool MA6089, 3.00%, 08/20/2049	123,352	112,092
Pool MA6153, 3.00%, 09/20/2049	323,683	293,459
Pool MA6338, 3.00%, 12/20/2049	341,851	309,805
Pool MA7826, 2.00%, 01/20/2052	1,487,631	1,239,801
Pool MA7827, 2.50%, 01/20/2052	1,456,906	1,265,839
Pool MA7880, 2.00%, 02/20/2052	1,625,850	1,356,479
Pool MA7936, 2.50%, 03/20/2052	1,096,972	953,106
Pool MA7987, 2.50%, 04/20/2052	1,584,179	1,376,416
Pool MA8044, 3.50%, 05/20/2052	1,334,554	1,238,767
Pool MA8099, 3.50%, 06/20/2052	1,511,762	1,400,926
Pool MA8147, 2.50%, 07/20/2052	1,542,092	1,341,359
Pool MA8266, 3.50%, 09/20/2052	1,287,578	1,198,349
Pool MA8267, 4.00%, 09/20/2052	1,603,801	1,534,145
Pool MA9538, 4.00%, 03/20/2054	1,916,953	1,826,448
Pool MA9723, 4.50%, 06/20/2054	1,437,160	1,408,223
		91,797,460
TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,972,013)		92,168,962

The accompanying notes are an integral part of these financial statements.

18

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
November 30, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 2.9%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060(a)	$1,336,748	$1,148,880
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041(a)	1,500,000	1,465,359
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028(a)	494,381	495,481
TOTAL ASSET-BACKED SECURITIES (Cost $3,257,973)		3,109,720
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 10.2%
3.89%, 12/18/2025(c)	4,500,000	4,491,705
3.88%, 01/08/2026(c)	4,500,000	4,481,969
3.79%, 03/24/2026(c)	2,000,000	1,976,691
TOTAL U.S. TREASURY BILLS (Cost $10,950,060)		10,950,365

	Shares
MONEY MARKET FUNDS - 1.0%
Fidelity Government Portfolio - Institutional Class, 3.84%(d)	1,092,680	1,092,680
TOTAL MONEY MARKET FUNDS (Cost $1,092,680)		1,092,680
TOTAL INVESTMENTS - 99.8% (Cost $111,272,726)		$107,321,727
Other Assets in Excess of Liabilities - 0.2%		196,422
TOTAL NET ASSETS - 100.0%		$107,518,149

Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $3,481,222 or 3.2% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown is the annualized yield as of November 30, 2025.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

19

PIA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
ASSETS:
Investments, at value	$183,316,160	$181,915,995	$107,321,727
Interest receivable	2,040,571	4,064,340	295,060
Receivable for fund shares sold	39,458	26,920	34,215
Receivable from Adviser	4,811	—	6,321
Receivable for investments sold	—	16,192	—
Prepaid expenses and other assets	17,631	29,393	1,302
Total assets	185,418,631	186,052,840	107,658,625
LIABILITIES:
Payable for capital shares redeemed	105,794	6,882	43,589
Payable for fund administration and accounting fees	39,759	33,772	29,672
Payable for audit fees	23,350	23,350	23,350
Payable for transfer agent fees and expenses	14,119	12,130	10,223
Payable for distribution and shareholder servicing fees	9,523	107	7,174
Payable for directors fees	8,395	8,395	8,395
Payable for custodian fees	3,503	2,400	2,692
Payable for compliance fees	2,750	2,750	2,750
Payable for investments purchased	—	1,305,687	—
Payable for expenses and other liabilities	12,761	12,314	12,631
Total liabilities	219,954	1,407,787	140,476
NET ASSETS	$ 185,198,677	$184,645,053	$107,518,149
Net Assets Consists of:
Paid-in capital	$213,651,670	$206,168,250	$113,769,452
Total accumulated losses	(28,452,993)	(21,523,197)	(6,251,303)
Total net assets	$ 185,198,677	$184,645,053	$107,518,149
Net assets	$185,198,677	$184,645,053	$107,518,149
Shares issued and outstanding(a)	21,192,671	22,608,268	12,723,913
Net asset value per share	$8.74	$8.17	$8.45
Cost:
Investments, at cost	$196,090,474	$192,131,500	$111,272,726

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

20

PIA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2025

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
INVESTMENT INCOME:
Interest income	$8,686,824	$16,157,933	$4,604,231
Other income	29,700	10,193	—
Total investment income	8,716,524	16,168,126	4,604,231
EXPENSES:
Fund administration and accounting fees	159,023	134,007	118,030
Transfer agent fees	103,173	48,164	77,540
Federal and state registration fees	26,135	26,193	21,594
Audit fees	24,227	24,227	24,227
Trustees’ fees	23,593	23,597	23,593
Custodian fees	17,242	14,412	12,353
Compliance fees	11,060	11,060	11,060
Reports to shareholders	10,805	8,254	10,619
Legal fees	7,152	7,152	7,158
Other expenses and fees	18,958	18,122	17,960
Total expenses	401,368	315,188	324,134
Expense reimbursement by Adviser	(4,812)	—	(33,530)
Net expenses	396,556	315,188	290,604
Net investment income (loss)	8,319,968	15,852,938	4,313,627
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,698,665)	(5,453,138)	15,308
Net realized gain (loss)	(3,698,665)	(5,453,138)	15,308
Net change in unrealized appreciation (depreciation) on:
Investments	7,890,735	(6,877,942)	1,763,628
Net change in unrealized appreciation (depreciation)	7,890,735	(6,877,942)	1,763,628
Net realized and unrealized gain (loss)	4,192,070	(12,331,080)	1,778,936
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,512,038	$3,521,858	$6,092,563

The accompanying notes are an integral part of these financial statements.

21

PIA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PIA BBB Bond Fund		PIA High Yield (MACS) Fund
	Year Ended November 30,		Year Ended November 30,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$8,319,968	$7,791,466	$15,852,938	$14,157,888
Net realized gain (loss)	(3,698,665)	(240,586)	(5,453,138)	(1,490,106)
Net change in unrealized appreciation (depreciation)	7,890,735	10,141,696	(6,877,942)	9,575,158
Net increase (decrease) in net assets from operations	12,512,038	17,692,576	3,521,858	22,242,940
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,310,321)	(7,735,461)	(15,785,857)	(14,050,667)
Total distributions to shareholders	(8,310,321)	(7,735,461)	(15,785,857)	(14,050,667)
CAPITAL TRANSACTIONS:
Shares sold	42,030,582	49,330,689	8,960,670	34,716,910
Shares issued in reinvestment of distributions	7,506,039	7,091,713	15,051,971	13,535,278
Shares redeemed	(86,515,066)	(39,533,527)	(4,958,595)	(27,222,853)
Net increase (decrease) in net assets from capital transactions	(36,978,445)	16,888,875	19,054,046	21,029,335
Net increase (decrease) in net assets	(32,776,728)	26,845,990	6,790,047	29,221,608
NET ASSETS:
Beginning of the year	217,975,405	191,129,415	177,855,006	148,633,398
End of the year	$ 185,198,677	$217,975,405	$184,645,053	$177,855,006
SHARES TRANSACTIONS
Shares sold	4,940,856	5,868,299	1,061,582	4,060,689
Shares issued in reinvestment of distributions	881,219	843,748	1,789,710	1,576,343
Shares redeemed	(10,087,274)	(4,698,600)	(584,130)	(3,172,556)
Total increase (decrease) in shares outstanding	(4,265,199)	2,013,447	2,267,162	2,464,476

The accompanying notes are an integral part of these financial statements.

22

PIA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	PIA MBS Bond Fund
	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$4,313,627	$3,763,492
Net realized gain (loss)	15,308	(371,479)
Net change in unrealized appreciation (depreciation)	1,763,628	2,786,301
Net increase (decrease) in net assets from operations	6,092,563	6,178,314
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,248,908)	(3,566,652)
Total distributions to shareholders	(4,248,908)	(3,566,652)
CAPITAL TRANSACTIONS:
Shares sold	22,888,028	19,956,296
Shares issued in reinvestment of distributions	3,552,586	3,028,607
Shares redeemed	(19,064,138)	(13,050,517)
Net increase (decrease) in net assets from capital transactions	7,376,476	9,934,386
Net increase (decrease) in net assets	9,220,131	12,546,048
NET ASSETS:
Beginning of the year	98,298,018	85,751,970
End of the year	$ 107,518,149	$98,298,018
SHARES TRANSACTIONS
Shares sold	2,787,055	2,419,517
Shares issued in reinvestment of distributions	431,434	368,023
Shares redeemed	(2,317,261)	(1,588,794)
Total increase (decrease) in shares outstanding	901,228	1,198,746

The accompanying notes are an integral part of these financial statements.

23

PIA BBB BOND FUND
FINANCIAL HIGHLIGHTS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.56	$8.15	$8.10	$9.97	$10.32
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.34	0.32	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments(b)	0.18	0.41	0.05	(1.87)	(0.35)
Total from investment operations	0.52	0.73	0.35	(1.58)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.32)	(0.30)	(0.29)	(0.28)
Total distributions	(0.34)	(0.32)	(0.30)	(0.29)	(0.28)
Net asset value, end of year	$8.74	$8.56	$8.15	$8.10	$9.97
Total return	6.30%	9.04%	4.43%	−16.00%	−0.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$185,199	$217,975	$191,129	$222,337	$296,682
Ratio of expenses to average net assets	0.19%	0.17%	0.17%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets	3.99%	3.79%	3.67%	3.26%	2.83%
Portfolio turnover rate	12%	9%	8%	10%	20%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

24

PIA HIGH YIELD (MACS) FUND
FINANCIAL HIGHLIGHTS

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.74	$8.31	$8.03	$9.67	$9.57
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.74	0.73	0.69	0.69	0.68
Net realized and unrealized gain (loss) on investments(b)	(0.57)	0.43	0.28	(1.48)	0.10
Total from investment operations	0.17	1.16	0.97	(0.79)	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.73)	(0.69)	(0.70)	(0.68)
Net realized gains	—	—	—	(0.15)	—
Total distributions	(0.74)	(0.73)	(0.69)	(0.85)	(0.68)
Net asset value, end of year	$8.17	$8.74	$8.31	$8.03	$9.67
Total return	2.03%	14.45%	12.50%	−8.50%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$184,645	$177,855	$148,633	$124,216	$131,815
Ratio of expenses to average net assets	0.17%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets	8.79%	8.55%	8.37%	7.98%	6.91%
Portfolio turnover rate	30%	29%	33%	24%	70%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

25

PIA MBS Bond Fund
Financial Highlights

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.31	$8.07	$8.32	$9.56	$9.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.34	0.33	0.28	0.17	0.08
Net realized and unrealized gain (loss) on investments(b)	0.14	0.23	(0.26)	(1.23)	(0.15)
Total from investment operations	0.48	0.56	0.02	(1.06)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.32)	(0.27)	(0.18)	(0.08)
Total distributions	(0.34)	(0.32)	(0.27)	(0.18)	(0.08)
Net asset value, end of year	$8.45	$8.31	$8.07	$8.32	$9.56
Total return	5.95%	7.04%	0.29%	−11.12%	−0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$107,518	$98,298	$85,752	$54,313	$60,396
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.31%	0.31%	0.38%	0.43%	0.31%
After expense reimbursement/recoupment	0.28%	0.26%(c)	0.23%	0.23%	0.23%
Ratio of net investment income (loss) to average net assets	4.16%	4.09%	3.58%	1.97%	0.56%
Portfolio turnover rate	12%	17%	13%	146%	680%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Effective April 1, 2024, the Adviser agreed to increase annual expense cap to 0.28% of average daily net assets. Prior to April 1, 2024, the expense cap was 0.23% of average daily net assets.
The accompanying notes are an integral part of these financial statements.

26

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
NOTE 1 – ORGANIZATION
The PIA BBB Bond Fund, the PIA High Yield (MACS) Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”). The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the BBB Bond Fund and the High Yield (MACS) Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

27

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2025, there were no reclassifications between paid-in capital and distributable earnings.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Funds’ financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and

28

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management does not expect this guidance to materially impact the Funds’ financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds are considered limited derivatives users under the Trust Policy and therefore, are required to limit derivatives exposure to no more than 10% of the Funds’ net assets. During the year ended November 30, 2025, the MBS Bond Fund held a limited number of TBA securities. The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

29

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
All foreign securities owned by the Funds are U.S. dollar denominated.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940

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PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Act, the Board has designated the Funds’ Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2025, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2025:
BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$171,585,257	$—	$171,585,257
Foreign Government Debt Obligations	—	10,447,417	—	10,447,417
U.S. Treasury Securities	—	911,531	—	911,531
Money Market Funds	371,955	—	—	371,955
Total Investments	$371,955	$182,944,205	$—	$183,316,160

High Yield (MACS) Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$166,745,830	$—	$166,745,830
Common Stocks	—	—	37,450	37,450
Money Market Funds	15,132,715	—	—	15,132,715
Total Investments	$15,132,715	$166,745,830	$37,450	$181,915,995

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$92,168,962	$—	$92,168,962
Asset-Backed Securities	—	3,109,720	—	3,109,720
Money Market Funds	1,092,680	—	—	1,092,680
U.S. Treasury Bills	—	10,950,365	—	10,950,365
Total Investments	$1,092,680	$106,229,047	$—	$107,321,727

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

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PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2025	$37,450

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2025, and still classified as Level 3 was $(67,410).
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/25	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	37,450	Market Transaction Method	Prior/Recent Transaction	$12.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.
The Funds are responsible for their own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the BBB Bond Fund and High Yield (MACS) Fund and to pay the BBB Bond Fund and High Yield (MACS) Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Bond Fund	0.19%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the year ended November 30, 2025, the Adviser absorbed Fund expenses in the amount of $4,812 and $0 for the BBB Bond Fund and the High Yield (MACS) Fund, respectively.
Prior to March 31, 2025, the Adviser had temporarily agreed to reduce fees payable to the MBS Bond Fund. As of March 31, 2025, the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay the Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

MBS Bond Fund	0.28%

Any such reduction made by the Adviser in its fees or payment of expenses which are the MBS Bond Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate

32

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
amount actually paid by the MBS Bond Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the MBS Bond Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the MBS Bond Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2025, the Adviser absorbed MBS Bond Fund expenses in the amount of $33,530; no amounts were reimbursed to the Adviser. Beginning April 1, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture portions, up to $19,345, of the absorbed amount of $33,530. The remaining $14,185 prior to March 31, 2025, was under the temporary agreement and is not subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2025, are disclosed in the Statements of Operations.
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the High Yield (MACS) Fund, and the MBS Bond Fund expensed $48,823, $275, and $37,077, respectively, of sub-transfer agent fees during the year ended November 30, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$15,778,524	$ 47,804,952	$8,394,827	$11,874,245
High Yield (MACS) Fund	57,102,631	50,758,133	—	—
MBS Bond Fund	—	18,049	13,510,985	11,584,914

NOTE 6 – LINE OF CREDIT
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund have a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value of assets, $15,000,000 with a limit of 15% of market value of assets, and $8,000,000 with a limit of 33.33% of market value of assets, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The Funds did not draw upon their respective lines of credit during the year ended November 30, 2025.

33

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2025 and year ended November 30, 2024 were as follows:

	BBB Bond Fund		High Yield (MACS) Fund		MBS Bond Fund
	November 30,		November 30,		November 30,
	2025	2024	2025	2024	2025	2024
Ordinary income	$8,310,321	$7,735,461	$15,785,857	$14,050,667	$4,248,908	$3,566,652

As of November 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	High Yield (MACS) Fund	MBS Bond Fund
Cost of investments(a)	$ 196,106,991	$192,131,500	$111,272,726
Gross unrealized appreciation	2,906,046	4,126,875	1,036,075
Gross unrealized depreciation	(15,696,877)	(14,342,380)	(4,987,074)
Net unrealized appreciation/(depreciation)(a)	(12,790,831)	(10,215,505)	(3,950,999)
Undistributed ordinary income	125,548	276,302	451,991
Undistributed long-term capital gain	—	—	—
Total distributable earnings	125,548	276,302	451,991
Other accumulated gains/(losses)	(15,787,710)	(11,583,994)	(2,752,295)
Total accumulated earnings/(losses)	$(28,452,993)	$(21,523,197)	$(6,251,303)

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund had tax capital losses, which may be carried over indefinitely to offset future gains, as follows:

	Short-Term Capital Losses	Long-Term Capital Losses
BBB Bond Fund	$1,974,791	$13,812,919
High Yield (MACS) Fund	$361,875	$11,222,119
MBS Bond Fund	$1,514,720	$1,237,575

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region,

34

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund
•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund
•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

35

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with

36

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of November 30, 2025:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	43.78%
High Yield (MACS) Fund	First Hawaiian Bank	88.88%
MBS Bond Fund	Morgan Stanley LLC	36.89%

37

PIA FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA BBB Bond Fund
PIA High Yield (MACS) Fund
PIA MBS Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund, PIA High Yield (MACS) Fund, and PIA MBS Bond Fund, a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

38

PIA FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

39

PIA HIGH YIELD FUND
Core Financial Statements
November 30, 2025

PIA High Yield Fund
Schedule of Investments
November 30, 2025

	Par	Value
CORPORATE BONDS - 92.1%
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(a)	$925,000	$975,420
7.13%, 02/15/2031(a)	175,000	182,284
		1,157,704
Aerospace/Defense - 1.1%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032(a)	1,000,000	1,019,160
Airlines - 1.2%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030(a)	1,193,000	1,149,757
Building Materials - 4.1%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	1,150,000	1,164,383
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	250,000	255,545
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	725,000	686,448
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030(a)	1,575,000	790,979
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	650,000	652,013
8.88%, 11/15/2031(a)	300,000	318,666
		3,868,034
Chemicals - 9.6%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	932,000	102,520
Cerdia Finanz GmbH, 9.38%, 10/03/2031(a)	1,225,000	1,270,607
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	875,000	608,344
12.00%, 02/15/2031(a)	960,000	654,000
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029(a)	1,660,520	910,359
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	1,000,000	870,940
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	1,415,550	1,277,394
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	1,175,000	1,178,567
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	1,130,000	1,167,444
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029(a)	860,000	847,180
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(a)	250,000	251,560
		9,138,915
Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,250,000	1,144,745
Commercial Services - 14.1%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	1,341,000	1,190,072
AMN Healthcare, Inc., 6.50%, 01/15/2031(a)	1,125,000	1,129,092
Champions Financing, Inc., 8.75%, 02/15/2029(a)	1,250,000	1,250,458
Cimpress PLC, 7.38%, 09/15/2032(a)	1,100,000	1,123,465
CPI CG, Inc., 10.00%, 07/15/2029(a)	838,000	881,413
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	975,000	960,700
Deluxe Corp., 8.13%, 09/15/2029(a)	1,000,000	1,054,607

The accompanying notes are an integral part of these financial statements.

1

PIA High Yield Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	$1,135,000	$1,121,798
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	850,000	837,186
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	1,116,000	1,148,185
StoneMor, Inc., 8.50%, 05/15/2029(a)	1,165,000	1,138,773
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	350,000	361,474
Veritiv Operating Co., 10.50%, 11/30/2030(a)	1,108,000	1,192,189
		13,389,412
Computers - 1.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,245,000	1,090,284
Diversified Financial Services - 1.3%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	320,000	319,296
6.88%, 04/15/2030(a)	550,000	541,394
9.25%, 07/01/2031(a)	135,000	140,450
7.50%, 07/15/2033(a)	200,000	195,778
		1,196,918
Engineering & Construction - 4.8%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(a)	1,300,000	1,276,479
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	1,175,000	1,191,464
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,165,000	1,135,547
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	981,000	988,524
		4,592,014
Entertainment - 2.3%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,167,000	1,031,301
Voyager Parent LLC, 9.25%, 07/01/2032(a)	1,050,000	1,113,347
		2,144,648
Food - 2.1%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029(a)	1,017,000	1,063,759
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 03/01/2029(a)	940,000	904,948
		1,968,707
Food Service - 1.4%
TKC Holdings, Inc.
6.88%, 05/15/2028(a)	485,000	490,598
10.50%, 05/15/2029(a)	785,000	806,026
		1,296,624
Forest Products & Paper - 2.5%
Magnera Corp.
4.75%, 11/15/2029(a)	1,017,000	920,789
7.25%, 11/15/2031(a)	500,000	477,660

The accompanying notes are an integral part of these financial statements.

2

PIA High Yield Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - (Continued)
Mercer International, Inc.
12.88%, 10/01/2028(a)	$700,000	$505,572
5.13%, 02/01/2029	850,000	505,117
		2,409,138
Insurance - 1.1%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(a)	1,050,000	1,076,359
Internet - 2.4%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028(a)	875,000	804,717
5.75%, 05/15/2028(a)	720,000	676,852
8.75%, 05/01/2029(a)	330,000	327,099
9.50%, 05/30/2029(a)	450,000	457,767
		2,266,435
Machinery-Diversified - 3.2%
GrafTech Finance, Inc., 4.63%, 12/23/2029(a)	1,161,000	860,591
GrafTech Global Enterprises, Inc., 9.88%, 12/23/2029(a)	400,000	351,603
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029(a)	1,125,000	1,185,469
OT Merger Corp., 7.88%, 10/15/2029(a)	1,769,000	634,027
		3,031,690
Media - 4.0%
Beasley Mezzanine Holdings LLC
11.00%, 08/01/2028(a)	121,000	120,395
9.20%, 08/01/2028(a)	1,003,000	388,662
Spanish Broadcasting System, Inc., 9.75%, 03/01/2026(a)	1,535,000	1,016,938
Univision Communications, Inc.
4.50%, 05/01/2029(a)	570,000	543,994
7.38%, 06/30/2030(a)	350,000	355,371
8.50%, 07/31/2031(a)	250,000	258,811
9.38%, 08/01/2032(a)	275,000	292,166
Urban One, Inc., 7.38%, 02/01/2028(a)	1,650,000	870,664
		3,847,001
Metal Fabricate/Hardware - 2.6%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(a)	1,195,000	1,219,444
TMS International Corp., 6.25%, 04/15/2029(a)	1,280,000	1,237,741
		2,457,185
Mining - 2.6%
Compass Minerals International, Inc.
6.75%, 12/01/2027(a)	296,000	296,181
8.00%, 07/01/2030(a)	1,100,000	1,146,205
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,000,000	1,030,481
		2,472,867

The accompanying notes are an integral part of these financial statements.

3

PIA High Yield Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	$750,000	$784,623
Calderys Financing LLC, 11.25%, 06/01/2028(a)	665,000	707,720
		1,492,343
Office-Business Equipment - 1.0%
Pitney Bowes, Inc., 6.88%, 03/15/2027(a)	985,000	989,159
Oil & Gas Services - 3.4%
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,000,000	1,011,060
CHC Group LLC, 11.75%, 09/01/2030(a)	1,435,000	1,376,992
Enerflex Ltd., 9.00%, 10/15/2027(a)	825,000	845,616
		3,233,668
Packaging & Containers - 4.3%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(a)	700,000	712,609
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	1,175,000	1,224,544
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,150,000	1,072,565
LABL, Inc.
5.88%, 11/01/2028(a)	650,000	443,574
9.50%, 11/01/2028(a)	525,000	366,832
8.63%, 10/01/2031(a)	375,000	229,358
		4,049,482
Pharmaceuticals - 1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	1,445,000	1,370,409
Pipelines - 6.6%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	616,000	624,105
8.25%, 01/15/2032(a)	165,000	173,131
ITT Holdings LLC, 6.50%, 08/01/2029(a)	1,255,000	1,217,422
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	1,200,000	1,240,524
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	590,000	607,397
8.38%, 02/15/2032(a)	667,000	692,037
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	1,200,000	1,239,218
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	498,000	509,622
		6,303,456
Retail - 3.8%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)	1,300,000	1,242,824
9.25%, 01/15/2031(a)	650,000	656,992
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	1,175,000	1,214,829
White Cap Supply Holdings LLC, 7.38%, 11/15/2030(a)	500,000	510,331
		3,624,976

The accompanying notes are an integral part of these financial statements.

4

PIA High Yield Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - 1.1%
Rocket Software, Inc.
9.00%, 11/28/2028(a)	$250,000	$257,839
6.50%, 02/15/2029(a)	835,000	813,863
		1,071,702
Transportation - 4.9%
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	700,000	733,152
Brightline East LLC, 11.00%, 01/31/2030(a)	1,191,000	418,073
Rand Parent LLC, 8.50%, 02/15/2030(a)	1,085,000	1,120,714
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	1,200,000	1,147,470
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	1,180,000	1,236,863
		4,656,272
TOTAL CORPORATE BONDS (Cost $92,905,354)		87,509,064

	Shares
COMMON STOCKS - 0.0%(b)
Building Materials - 0.0%(b)
Northwest Hardwoods(c)(d)	2,996	37,450
TOTAL COMMON STOCKS (Cost $137,016)		37,450
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.5%
Fidelity Government Portfolio - Institutional Class, 3.84%(e)	6,198,446	6,198,446
TOTAL MONEY MARKET FUNDS (Cost $6,198,446)		6,198,446
TOTAL INVESTMENTS - 98.6% (Cost $99,240,816)		$93,744,960
Other Assets in Excess of Liabilities - 1.4%		1,330,032
TOTAL NET ASSETS - 100.0%		$95,074,992

Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $86,379,842 or 90.9% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $37,450 or 0.0% of net assets as of November 30, 2025.

(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Statement of Assets and Liabilities
November 30, 2025

ASSETS:
Investments, at value	$93,744,960
Interest receivable	2,123,774
Receivable for investments sold	8,812
Receivable for fund shares sold	147
Prepaid expenses and other assets	22,893
Total assets	95,900,586
LIABILITIES:
Payable for investments purchased	703,063
Payable for fund administration and accounting fees	31,921
Payable to adviser	16,988
Payable for transfer agent fees and expenses	15,163
Payable for distribution and shareholder servicing fees	11,749
Payable for compliance fees	2,750
Payable for directors fees	8,395
Payable for custodian fees	1,276
Payable for capital shares redeemed	30
Payable for expenses and other liabilities	34,259
Total liabilities	825,594
NET ASSETS	$95,074,992
Net Assets Consists of:
Paid-in capital	$106,708,691
Total accumulated losses	(11,633,699)
Total net assets	$95,074,992
Institutional
Net assets	$95,074,992
Shares issued and outstanding(a)	11,175,449
Net asset value per share	$8.51
Cost:
Investments, at cost	$99,240,816

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Statement of Operations
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Dividend income	$28,455
Interest income	8,218,867
Other income	5,158
Total investment income	8,252,480
EXPENSES:
Investment advisory fee	516,144
Transfer agent fees	128,377
Fund administration and accounting fees	128,246
Federal and state registration fees	26,074
Audit fees	24,227
Trustees’ fees	23,593
Reports to shareholders	12,964
Compliance fees	11,060
Custodian fees	8,467
Legal fees	7,923
Other expenses and fees	16,597
Total expenses	903,672
Expense reimbursement by Adviser	(293,682)
Net expenses	609,990
NET INVESTMENT INCOME (loss)	7,642,490
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,454,332)
Net realized gain (loss)	(2,454,332)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,148,238)
Net change in unrealized appreciation (depreciation)	(4,148,238)
Net realized and unrealized gain (loss)	(6,602,570)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,039,920

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Statements of Changes in Net Assets

	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$7,642,490	$5,255,551
Net realized gain (loss)	(2,454,332)	(741,148)
Net change in unrealized appreciation (depreciation)	(4,148,238)	4,062,932
Net increase (decrease) in net assets from operations	1,039,920	8,577,335
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional	(7,605,120)	(5,193,992)
Total distributions to shareholders	(7,605,120)	(5,193,992)
CAPITAL TRANSACTIONS:
Shares sold - Institutional	39,570,899	57,064,170
Shares issued in reinvestment of distributions - Institutional	2,901,150	2,064,524
Shares redeemed - Institutional	(34,320,495)	(28,033,974)
Net increase (decrease) in net assets from capital transactions	8,151,554	31,094,720
NET INCREASE (DECREASE) IN NET ASSETS	1,586,354	34,478,063
NET ASSETS:
Beginning of the year	93,488,638	59,010,575
End of the year	$95,074,992	$93,488,638
SHARES TRANSACTIONS
Shares sold - Institutional	4,482,378	6,350,331
Shares issued in reinvestment of distributions - Institutional	331,214	230,952
Shares redeemed - Institutional	(3,904,967)	(3,144,689)
Total increase (decrease) in shares outstanding	908,625	3,436,594

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Financial Highlights
Institutional

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$9.11	$8.64	$8.28	$9.85	$9.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.72	0.68	0.65	0.68	0.61
Net realized and unrealized gain (loss) on investments(b)	(0.61)	0.47	0.36	(1.57)	0.14
Total from investment operations	0.11	1.15	1.01	(0.89)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.71)	(0.68)	(0.65)	(0.68)	(0.61)
Total distributions	(0.71)	(0.68)	(0.65)	(0.68)	(0.61)
Net asset value, end of year	$8.51	$9.11	$8.64	$8.28	$9.85
TOTAL RETURN	1.27%	13.73%	12.70%	−9.26%	7.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$95,075	$93,489	$59,011	$50,004	$60,396
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.96%	0.98%	1.06%	1.06%	0.97%
After expense reimbursement/ recoupment	0.65%	0.80%(c)	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets	8.14%	7.78%	7.69%	7.50%	6.13%
Portfolio turnover rate	34%	43%	35%	23%	72%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)
Effective September 1, 2024, the Adviser agreed to limit annual operating expenses to 0.65% of average daily net assets. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets.

The accompanying notes are an integral part of these financial statements.

9

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
NOTE 1 – ORGANIZATION
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2025, there were no reclassifications between paid-in capital and distributable earnings.

10

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management does not expect this guidance to materially impact the financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2025, the Fund did not enter into derivatives transactions.

11

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

12

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2025, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$87,509,064	$—	$87,509,064
Common Stocks	—	—	37,450	37,450
Money Market Funds	6,198,446	—	—	6,198,446
Total Investments	$6,198,446	$87,509,064	$37,450	$93,744,960

Refer to the Schedule of Investments for further disaggregation of investment categories.

13

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value Common Stocks
Balance as of November 30, 2024	$104,860
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(67,410)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of November 30, 2025	$37,450

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2025, and still classified as Level 3 was $(67,410).
The following is a summary of quantitative information about level 3 valued measurements:

	11/30/25	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	37,450	Market Transaction Method	Prior/Recent Transaction	$12.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the year ended November 30, 2025, the Fund incurred $516,144 in advisory fees.
The Fund is responsible for its own operating expenses. Prior to March 31, 2025 the Adviser had temporarily agreed to reduce fees payable to the Fund. As of March 31, 2025 the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.65% of the average daily net assets. The Adviser reduced its temporary expense cap to 0.65% as of September 1, 2024. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2025, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $293,682; no amounts were reimbursed to the Adviser.
Beginning April 1, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture portions, up to $205,063, of the absorbed amount of $293,682. The remaining $88,619 prior to March 31, 2025, was under the temporary agreement and is not subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust,

14

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2025, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder accountrecords, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $66,010 of sub-transfer agent fees during the year ended November 30, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended November 30, 2025, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $40,760,111 and $29,407,728, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2025.
NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $15,000,000, with a limit of 15% of market value of assets. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the year ended November 30, 2025.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2025 and year ended November 30, 2024 were as follows:

	Year Ended November 30,
	2025	2024
Ordinary income	$7,605,120	$5,193,992

As of November 30, 2025 the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$99,240,816
Gross unrealized appreciation	1,649,632
Gross unrealized depreciation	(7,145,488)
Net unrealized appreciation/(depreciation)(a)	(5,495,856)
Undistributed ordinary income	136,255
Undistributed long-term capital gains	—
Total distributable earnings	136,255
Other accumulated gains/(losses)	(6,274,098)
Total accumulated earnings/(losses)	$(11,633,699)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$663,552	$5,610,546

15

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss ofprincipal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may besubject to greater market price fluctuations, less liquidity and greater risk of loss of income orprincipal including greater possibility of default and bankruptcy of the issuer of such instruments thanmore highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

16

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, National Financial Services, LLC, for the benefit of their customers, owned 48.43% of the outstanding shares of the Fund.

17

PIA HIGH YIELD FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers; when replies from brokers were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

18

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

19

PIA Short-Term Securities Fund
Core Financial Statements
November 30, 2025

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025

	Par	Value
CORPORATE BONDS - 42.1%
Agriculture - 0.5%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,009,662
Banks - 10.0%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,824,603
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027	2,000,000	2,004,000
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	817,426
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	812,846
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,014,000
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,018,333
Goldman Sachs Bank USA, 5.28% to 03/18/2026 then SOFR + 0.78%, 03/18/2027	1,800,000	1,805,813
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	2,006,844
PNC Bank NA, 4.78% to 01/15/2026 then SOFR + 0.50%, 01/15/2027	2,000,000	2,001,115
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,021,873
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026(a)	1,000,000	1,013,032
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,013,111
		18,352,996
Building Materials - 0.5%
Amrize Finance US LLC, 4.70%, 04/07/2028(a)	1,000,000	1,012,628
Chemicals - 0.6%
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,016,914
Commercial Services - 1.9%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	502,934
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,031,635
		3,534,569
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,016,549
Electric - 3.9%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,015,203
DTE Energy Co., 4.95%, 07/01/2027	500,000	506,186
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,008,214
Eversource Energy, 4.75%, 05/15/2026	1,000,000	1,002,933
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,519,608
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	500,000	505,426
Southern California Edison Co., 4.40%, 09/06/2026	700,000	701,085
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,014,498
		7,273,153
Environmental Control - 0.5%
Veralto Corp., 5.50%, 09/18/2026	1,000,000	1,009,473
Food - 0.3%
Campbell’s Co., 5.30%, 03/20/2026	500,000	501,641
Forest Products & Paper - 0.5%
Georgia-Pacific LLC, 4.40%, 06/30/2028(a)	1,000,000	1,011,257

The accompanying notes are an integral part of these financial statements.

1

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Gas - 0.3%
Spire, Inc., 5.30%, 03/01/2026	$500,000	$501,270
Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	505,702
Healthcare-Services - 0.1%
Elevance Health, Inc., 4.50%, 10/30/2026	250,000	251,094
Insurance - 6.0%
AEGON Funding Co. LLC, 5.50%, 04/16/2027(a)	3,000,000	3,048,985
Aon North America, Inc., 5.13%, 03/01/2027	500,000	506,085
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	505,135
Athene Global Funding, 5.62%, 05/08/2026(a)	2,000,000	2,011,659
Corebridge Global Funding, 5.35%, 06/24/2026(a)	500,000	503,679
Jackson National Life Global Funding, 5.50%, 01/09/2026(a)	1,000,000	1,001,191
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026(a)	1,000,000	1,011,808
Principal Life Global Funding II
5.00%, 01/16/2027(a)	500,000	505,465
4.60%, 08/19/2027(a)	1,000,000	1,008,577
Protective Life Global Funding, 4.99%, 01/12/2027(a)	1,000,000	1,009,934
		11,112,518
Investment Companies - 2.8%
Ares Capital Corp., 7.00%, 01/15/2027	2,000,000	2,052,505
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	2,016,105
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,021,237
		5,089,847
Lodging - 0.3%
Marriott International, Inc., 5.45%, 09/15/2026	500,000	504,699
Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	506,506
Mining - 0.6%
Glencore Funding LLC, 5.34%, 04/04/2027(a)	1,000,000	1,016,268
Oil & Gas - 0.6%
Occidental Petroleum Corp., 5.00%, 08/01/2027	1,000,000	1,018,905
Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027(a)	500,000	506,612
Packaging & Containers - 1.6%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	1,000,000	1,014,216
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	2,001,700
		3,015,916

The accompanying notes are an integral part of these financial statements.

2

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
CORPORATE BONDS -(Continued)
Pharmaceuticals - 1.6%
Cencora, Inc., 4.63%, 12/15/2027	$2,000,000	$2,025,881
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2026	1,000,000	1,001,629
		3,027,510
Pipelines - 3.0%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,027,076
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,017,521
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	1,003,051
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,000,000	1,007,953
Williams Cos., Inc., 5.40%, 03/02/2026	500,000	501,764
		5,557,365
REITS - 2.3%
Camden Property Trust, 5.85%, 11/03/2026	2,000,000	2,030,678
Public Storage Operating Co., 4.82% (SOFR + 0.70%), 04/16/2027	1,000,000	1,002,990
Realty Income Corp., 5.05%, 01/13/2026	800,000	800,079
Weyerhaeuser Co., 4.75%, 05/15/2026	328,000	328,868
		4,162,615
Software - 1.1%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,018,912
Transportation - 1.1%
TTX Co., 5.50%, 09/25/2026(a)	2,000,000	2,020,354
Water - 0.5%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,010,963
TOTAL CORPORATE BONDS (Cost $76,704,430)		77,565,898
ASSET-BACKED SECURITIES - 21.0%
Acacia 2025-1 LLC, Series 2025-1, Class A, 5.24%, 11/15/2037(a)	2,000,000	2,002,884
Alliance Funding Group, Series 2023-1, Class B, 7.51%, 09/16/2030(a)	999,990	1,012,453
Amur Equipment Finance Receivables LLC, Series 2022-1A, Class D, 2.91%, 08/21/2028(a)	2,390,000	2,372,381
Ansley Park Capital LLC, Series 2025-A, Class A2, 4.43%, 04/20/2035(a)	2,000,000	2,008,356
Arivo Acceptance Auto Loan Receivables Trust
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	464,509	467,515
Series 2025-1A, Class A2, 4.92%, 05/15/2029(a)	1,000,000	998,974
Bankers Healthcare Group, Inc., Series 2025-2CON, Class A, 4.84%, 09/17/2036(a)	921,229	932,176
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05%, 01/18/2028	513,422	515,661
CPS Auto Trust
Series 2024-D, Class A, 4.91%, 06/15/2028(a)	132,396	132,557
Series 2025-A, Class B, 5.02%, 07/16/2029(a)	1,000,000	1,006,475
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030(a)	626,060	627,290
Dext ABS Funding LLC, Series 2025-1, Class A2, 4.59%, 08/16/2027(a)	837,029	838,937
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027(a)	812,687	815,394
DT Auto Owner Trust, Series 2022-3A, Class C, 7.69%, 07/17/2028(a)	1,749,601	1,753,489

The accompanying notes are an integral part of these financial statements.

3

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
ASSET-BACKED SECURITIES -(Continued)
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036(a)	$1,567,471	$1,569,565
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029(a)	247,607	248,458
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	1,000,000	1,006,660
Hyundai Auto Lease Securitization Trust, Series 2023-C, Class A3, 5.80%, 12/15/2026(a)	218,090	218,390
Lobel Automobile Receivables Trust, Series 2025-1, Class A, 5.06%, 11/15/2027(a)	876,632	878,193
NYCTL 2025-A Trust, Series 2025-A, Class A, 4.84%, 11/10/2038(a)	1,688,492	1,689,087
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/2046(a)	2,000,000	2,006,026
Pagaya AI Debt Selection Trust, Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,499,697	1,512,563
Purchasing Power Funding, Series 2024-A, Class A, 5.89%, 08/15/2028(a)	1,500,000	1,504,830
PVOne LLC
Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	115,456	115,571
Series 2025-1A, Class A, 5.40%, 03/15/2039(a)	2,327,558	2,342,404
RCKT Mortgage Trust, Series 2025-2A, Class A, 4.48%, 11/27/2034(a)	1,500,000	1,500,694
Reach Financial LLC
Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	591,494	593,156
Series 2025-2A, Class A, 4.93%, 08/18/2032(a)	788,811	792,021
Research-Driven Pagaya Motor Asset Trust, Series 2025-5A, Class A3, 4.84%, 06/26/2034(a)	1,500,000	1,503,477
SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 09/10/2029(a)	1,317,647	1,314,564
Santander Consumer USA Holdings, Inc., Series 2024-5, Class A2, 4.88%, 09/15/2027	105,106	105,150
SBNA Auto Lease Trust, Series 2023-A, Class A3, 6.51%, 04/20/2027(a)	221,294	221,878
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	2,000,000	2,008,703
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035(a)	1,000,000	1,007,777
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028(a)	1,000,000	1,005,937
TOTAL ASSET-BACKED SECURITIES (Cost $38,508,210)		38,629,646
U.S. TREASURY SECURITIES - 18.5%
United States Treasury Note/Bond
3.50%, 10/31/2027	10,000,000	9,998,047
4.00%, 12/15/2027	2,500,000	2,524,756
3.88%, 03/15/2028	3,200,000	3,227,625
3.75%, 05/15/2028	6,200,000	6,238,508
3.88%, 07/15/2028	5,000,000	5,048,242
3.38%, 09/15/2028	7,000,000	6,978,945
TOTAL U.S. TREASURY SECURITIES (Cost $33,874,962)		34,016,123

The accompanying notes are an integral part of these financial statements.

4

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 8.7%
Commercial Mortgage-Backed Securities - 8.6%
BX Trust
Series 2021-RISE, Class A, 4.82% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	$2,535,987	$2,532,399
Series 2024-CNYN, Class A, 5.40% (1 mo. Term SOFR + 1.44%), 04/15/2041(a)	1,442,422	1,444,036
Series 2024-MF, Class A, 5.40% (1 mo. Term SOFR + 1.44%), 02/15/2039(a)	885,455	886,401
Series 2024-VLT4, Class B, 5.90% (1 mo. Term SOFR + 1.94%), 06/15/2041(a)	4,000,000	3,987,919
Series 2025-DIME, Class B, 5.46% (1 mo. Term SOFR + 1.50%), 02/15/2035(a)	3,000,000	2,998,785
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, 6.25% (1 mo. Term SOFR + 2.29%), 08/15/2041(a)	3,000,000	3,006,649
GS Mortgage Securities Corp. II, Series 2023-SHIP, Class B, 5.10%, 09/10/2038(a)(b)	1,000,000	999,684
		15,855,873
U.S. Government Securities - 0.1%
Federal Home Loan Mortgage Corp.
Pool 782784, 6.14% (1 yr. CMT Rate + 2.25%), 10/01/2034	33,925	35,150
Pool 847671, 6.79% (RFUCCT1Y + 1.84%), 04/01/2036	8,538	8,852
Federal National Mortgage Association
Pool 562912, 6.25% (1 yr. CMT Rate + 2.13%), 04/01/2030	5,181	5,188
Pool 755253, 6.38% (RFUCCT1Y + 1.75%), 11/01/2033	49,636	50,704
		99,894
TOTAL MORTGAGE-BACKED SECURITIES (Cost $15,891,494)		15,955,767
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 8.7%
3.90%, 01/15/2026(c)	1,000,000	995,276
3.83%, 03/03/2026(c)	5,500,000	5,448,121
3.68%, 10/29/2026(c)	10,000,000	9,679,943
TOTAL U.S. TREASURY BILLS (Cost $16,114,414)		16,123,340

	Shares
MONEY MARKET FUNDS - 0.3%
Fidelity Government Portfolio - Institutional Class, 3.84%(d)	488,875	488,875
TOTAL MONEY MARKET FUNDS (Cost $488,875)		488,875
TOTAL INVESTMENTS - 99.3% (Cost $181,582,385)		$182,779,649
Other Assets in Excess of Liabilities - 0.7%		1,357,622
TOTAL NET ASSETS - 100.0%		$184,137,271

The accompanying notes are an integral part of these financial statements.

5

PIA Short-Term Securities Fund
Schedule of Investments
November 30, 2025(Continued)
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2025, the value of these securities total $70,546,157 or 38.3% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2025.

(c)	The rate shown is the annualized yield as of November 30, 2025.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Statement of Assets and Liabilities
November 30, 2025

ASSETS:
Investments, at value	$182,779,649
Interest receivable	1,465,549
Receivable for investments sold	294
Prepaid expenses and other assets	18,629
Total assets	184,264,121
LIABILITIES:
Payable for fund administration and accounting fees	32,048
Payable to adviser	32,022
Payable for audit fees	21,250
Payable for transfer agent fees and expenses	11,210
Payable for directors fees	8,395
Payable for distribution and shareholder servicing fees	4,561
Payable for compliance fees	2,750
Payable for custodian fees	2,178
Payable for expenses and other liabilities	12,436
Total liabilities	126,850
NET ASSETS	$ 184,137,271
NET ASSETS CONSISTS OF:
Paid-in capital	$183,587,591
Total distributable earnings	549,680
Total net assets	$ 184,137,271
Net assets	$184,137,271
Shares issued and outstanding(a)	18,294,973
Net asset value per share	$10.06
Cost:
Investments, at cost	$181,582,385

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Statement of Operations
For the Year Ended November 30, 2025

INVESTMENT INCOME:
Interest income	$7,781,555
Total investment income	7,781,555
EXPENSES:
Investment advisory fee	312,958
Fund administration and accounting fees	128,256
Transfer agent fees	66,559
Audit fees	24,227
Federal and state registration fees	24,136
Trustees’ fees	23,594
Custodian fees	13,393
Compliance fees	11,060
Reports to shareholders	8,052
Legal fees	7,157
Other expenses and fees	15,766
Total expenses	635,158
Expense reimbursement by Adviser	(24,891)
Net expenses	610,267
NET INVESTMENT INCOME (loss)	7,171,288
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	66,988
Net realized gain (loss)	66,988
Net change in unrealized appreciation (depreciation) on:
Investments	369,886
Net change in unrealized appreciation (depreciation)	369,886
Net realized and unrealized gain (loss)	436,874
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,608,162

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended November 30,
	2025	2024
OPERATIONS:
Net investment income (loss)	$7,171,288	$6,984,594
Net realized gain (loss)	66,988	17,929
Net change in unrealized appreciation (depreciation)	369,886	1,520,292
Net increase (decrease) in net assets from operations	7,608,162	8,522,815
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(7,145,443)	(6,977,261)
Total distributions to shareholders	(7,145,443)	(6,977,261)
CAPITAL TRANSACTIONS:
Shares sold	29,243,660	20,472,344
Shares issued in reinvestment of distributions	6,924,418	6,741,458
Shares redeemed	(12,273,297)	(8,296,131)
Net increase (decrease) in net assets from capital transactions	23,894,781	18,917,671
NET INCREASE (DECREASE) IN NET ASSETS	24,357,500	20,463,225
NET ASSETS:
Beginning of the year	159,779,771	139,316,546
End of the year	$ 184,137,271	$159,779,771
SHARES TRANSACTIONS
Shares sold	2,907,144	2,042,130
Shares issued in reinvestment of distributions	689,791	674,844
Shares redeemed	(1,223,301)	(830,579)
Total increase (decrease) in shares outstanding	2,373,634	1,886,395

The accompanying notes are an integral part of these financial statements.

9

PIA SHORT-TERM SECURITIES FUND
Financial Highlights

	Year Ended November 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.04	$9.93	$9.78	$10.05	$10.12
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.46	0.47	0.35	0.12	0.06
Net realized and unrealized gain (loss) on investments(b)	0.02	0.11	0.14	(0.27)	(0.05)
Total from investment operations	0.48	0.58	0.49	(0.15)	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.47)	(0.34)	(0.12)	(0.08)
Total distributions	(0.46)	(0.47)	(0.34)	(0.12)	(0.08)
Net asset value, end of year	$10.06	$10.04	$9.93	$9.78	$10.05
TOTAL RETURN	4.89%	5.95%	5.10%	−1.49%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$184,137	$159,780	$139,316	$130,493	$141,947
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment	0.41%	0.40%	0.44%	0.43%	0.43%
After expense reimbursement/ recoupment	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets	4.58%	4.71%	3.54%	1.20%	0.66%
Portfolio turnover rate	43%	64%	65%	25%	44%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

10

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025
Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Fund commenced operations on April 22, 1994.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

11

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. All short-term capital gains are included in ordinary income for tax purposes.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2025, there were no reclassifications between paid-in capital and distributable earnings.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management has determined that there was no significant impact of these amendments on the Fund’s financial statements.
In December 2022, FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which extends the effective period through December 31, 2024. Management has worked with financial institutions and counterparties to modify contracts as required by applicable regulation and within regulatory deadlines.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Office and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management does not expect this guidance to materially impact the financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework

12

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the year ended November 30, 2025, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2025, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.
Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each

13

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2025, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2025.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$77,565,898	$—	$77,565,898
Asset-Backed Securities	—	38,629,646	—	38,629,646
Mortgage-Backed Securities	—	15,955,767	—	15,955,767
U.S. Treasury Securities	—	34,016,123	—	34,016,123
Money Market Funds	488,875	—	—	488,875
U.S. Treasury Bills	—	16,123,340	—	16,123,340
Total Investments	$488,875	$182,290,774	$—	$182,779,649

Refer to the Schedule of Investments for further disaggregation of investment categories.

14

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund. For the year ended November 30, 2025, the Fund incurred $312,958 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended November 30, 2025, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $27,488; $2,597 was reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/26	$56,209
11/30/27	14,643
11/30/28	27,488
$98,340

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2025, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $23,216 of sub-transfer agent fees during the year ended November 30, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

15

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$51,614,313	$28,738,021	$39,848,040	$30,521,520

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the year ended November 30, 2025.
Note 7 – Federal Income Tax Information
The tax character of distributions paid during the year ended November 30, 2025 and year ended November 30, 2024 were as follows:

	November 30,
	2025	2024
Ordinary income	$7,145,443	$6,977,261

As of November 30, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$181,582,385
Gross unrealized appreciation	1,205,700
Gross unrealized depreciation	(8,436)
Net unrealized appreciation/(depreciation)(a)	1,197,264
Undistributed ordinary income	134,379
Undistributed long-term capital gains	—
Total distributable earnings	134,379
Other accumulated gains/(losses)	(781,963)
Total accumulated earnings/(losses)	$549,680

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$408,836	$373,127

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or

16

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.
•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

17

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2025(Continued)
•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks. Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.

•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

NOTE 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, Capinco C/O U.S. Bank NA, for the benefit of their customers, and Teamsters & Food Employers Security Trust Fund owned 39.84% and 38.39%, respectively, of the outstanding shares of the Fund.

18

PIA Short-Term Securities Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

19

PIA Short-Term Securities Fund
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory agreement was not approved during the past six months.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the past six months.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/5/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	2/5/26

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	2/5/26

* Print the name and title of each signing officer under his or her signature.